Provisions and other current liabilities - Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Taxes other than income taxes	$ 93	$ 110
Restructuring provisions	17	10
Accrued expenses for goods and services received but not invoiced	76	61
Accruals for royalties	10	11
Accruals for deductions from revenue	264	217	$ 212	$ 194
Accruals for compensation and benefits including social security	489	352
Deferred income	108	110
Provisions for litigation and other legal matters	53	0
Accrued equity-based payments	14	9
Accrued interest on financial debts	19	19
Contingent considerations	0	15
Other payables	58	80
Total provisions and other current liabilities	$ 1,201	$ 994